SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Total	$ 1,998,971	$ 3,670,722	$ 3,153,486
Manufactured Product, Other [Member]
Total	1,318,521	2,329,491	1,543,397
Commission Processing Service [Member]
Total	382,146	942,626	866,993
Rental Income [Member]
Total	177,593	267,591	357,338
Others [Member]
Total	$ 120,711	$ 131,014	$ 385,758